Leases, Lease Liability (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Lease Liabilities [Abstract]
Non-current lease liabilities	€ 236.9	€ 202.3
Current lease liabilities	68.9	42.0
TOTAL LEASE LIABILITIES	€ 305.8	€ 244.3